Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023 [1]
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (1,823)	$ (1,832)
Total hedges	1,456	1,833
Open position	(367)	1
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,250)	(1,229)
Total hedges	1,092	1,282
Open position	(158)	53
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(504)	(546)
Total hedges	482	542
Open position	(22)	(4)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(373)	(224)
Total hedges	333	189
Open position	(40)	(35)
US Dollar to Argentine peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(326)	(437)
Total hedges	0	0
Open position	(326)	(437)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(286)	(310)
Total hedges	243	291
Open position	(43)	(19)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(236)	(217)
Total hedges	215	209
Open position	(21)	(8)
US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(225)	(250)
Total hedges	0	0
Open position	(225)	(250)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(160)	(146)
Total hedges	116	135
Open position	(44)	(11)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(153)	(219)
Total hedges	132	180
Open position	(21)	(39)
Euro to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(152)	(7)
Total hedges	0	0
Open position	(152)	(7)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(144)	(157)
Total hedges	127	152
Open position	(17)	(5)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(144)	(164)
Total hedges	127	129
Open position	(17)	(35)
US dollar to Dominican peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(129)	(108)
Total hedges	0	26
Open position	(129)	(82)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(126)	(90)
Total hedges	106	100
Open position	(20)	10
US Dollar to Indian rupee [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(113)	(89)
Total hedges	69	46
Open position	(44)	(43)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(108)	(99)
Total hedges	111	86
Open position	3	(13)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(104)	(79)
Total hedges	0	55
Open position	(104)	(24)
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(91)	(99)
Total hedges	92	95
Open position	1	(4)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(633)	(622)
Total hedges	493	438
Open position	$ (140)	$ (184)

[1]	Amended to conform to the 2024 presentation.